Income Taxes (Details)		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Profit tax rates		16.50%	16.50%	16.50%	16.50%	16.50%
Assessable profits		$ 199,569			$ 69,101	$ 172,272
Taxable income exempted	[1]	947,213			$ 57	$ 98
Net operating loss carry-forward		3,761,645					$ 28,664,554
Provision for expected credit loss on accounts receivable		5,740,368
Net operating loss carry-forwardvaluation allowance		$ 628,301
Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Profit tax rates		8.25%	8.25%	8.25%
Assessable profits		$ 256,410	$ 2,000,000
Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Profit tax rates		16.50%	16.50%	16.50%
Assessable profits		$ 256,410	$ 2,000,000
Singapore [Member]
Income Taxes [Line Items]
Profit tax rates		17.00%	17.00%	17.00%
Singapore [Member] | Minimum [Member]
Income Taxes [Line Items]
Assessable profits tax rate		50.00%	50.00%	50.00%
Taxable income exempted		$ 7,463		$ 10,000
Singapore [Member] | Maximum [Member]
Income Taxes [Line Items]
Assessable profits tax rate		75.00%	75.00%	75.00%
Taxable income exempted		$ 141,791		$ 190,000

[1]	Income that is not taxable mainly consisted of the interest income and the reversal of provision for expected credit loss which are non-taxable under Hong Kong income tax law.